Note 29 - Treasury Shares	12 Months Ended
Dec. 31, 2017
Treasury Shares
TreasurySharesExplanatory

Treasury shares

In the years ended December 31, 2017, 2016 and 2015 the Group entities performed the following transactions with shares issued by the Bank

Financial Assets Held-for-Trading: Equity instruments by Issuer (Millions of euros)
	2017		2016		2015
	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros
Balance at beginning	7,230,787	48	38,917,665	309	41,510,698	350
+ Purchases	238,065,297	1,674	379,850,939	2,004	431,321,283	3,273
- Sales and other changes	(231,956,502)	(1,622)	(411,537,817)	(2,263)	(433,914,316)	(3,314)
+/- Derivatives on BBVA shares	-	(4)	-	(1)	-	-
Balance at the end	13,339,582	96	7,230,787	48	38,917,665	309
Of which:
Held by BBVA, S.A.	-	-	2,789,894	22	1,840,378	19
Held by Corporación General Financiera, S.A.	13,339,582	96	4,440,893	26	37,077,287	290
Average purchase price in Euros	7.03		5.27		7.60
Average selling price in Euros	6.99		5.50		7.67
Net gain or losses on transactions (Shareholders' funds-Reserves)		1		(30)		6

The percentages of treasury shares held by the Group in the years ended December 31, 2017, 2016 and 2015 are as follows

Treasury Stock
	2017			2016			2015
	Min	Max	Closing	Min	Max	Closing	Min	Max	Closing
% treasury stock	0.004%	0.278%	0.200%	0.081%	0.756%	0.110%	0.000%	0.806%	0.613%

The number of BBVA shares accepted by the Group in pledge of loans as of December 31, 2017, 2016 and 2015 is as follows

Shares of BBVA Accepted in Pledge
	2017	2016	2015
Number of shares in pledge	64,633,003	90,731,198	92,703,291
Nominal value	0.49	0.49	0.49
% of share capital	0.97%	1.38%	1.46%

The number of BBVA shares owned by third parties but under management of a company within the Group as of December 31, 2017, 2016 and 2015 is as follows

Shares of BBVA Owned by Third Parties but Managed by the Group
	2017	2016	2015
Number of shares owned by third parties	34,597,310	85,766,602	92,783,913
Nominal value	0.49	0.49	0.49
% of share capital	0.52%	1.31%	1.46%